Called-up share capital - Treasury shares (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	1,137,457	1,187,650	1,296,856
Treasury shares outstanding, beginning of period	$ 283	$ 296	$ 323
Purchases for settlement of employee share plans (in shares)	14,150	1,432	0
Purchases for settlement of employee share plans	$ 4	$ 0	$ 0
Shares re-issued for employee share-based payment plans (in shares)	(81,680)	(86,721)	(143,322)
Shares re-issued for employee share-based payment plans	$ (20)	$ (22)	$ (36)
Balance, end of period (in shares)	1,124,927	1,137,457	1,187,650
Treasury shares outstanding, end of period	$ 281	$ 283	$ 296
Treasury shares [member]
Disclosure of classes of share capital [line items]
Issue of new shares for employee share-based payment plans (in shares)	55,000	35,096	34,116
Issue of new shares for employee share-based payment plans	$ 14	$ 9	$ 9